Lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, current	¥ 447,319	¥ 328,933	¥ 257,997
Present value of the minimum lease payments, noncurrent	797,986	556,801	393,068
Total minimum lease payments	1,363,115	965,129	706,323
Less: total future interest expenses	(117,810)	(79,395)	(55,258)
Lease liabilities	1,245,305	885,734	651,065
Within 1 year or on demand
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, current	447,319	328,933	257,997
Total minimum lease payments, current	457,747	334,778	263,332
Later Than 1 to 5 years and thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	797,986	556,801	393,068
Total minimum lease payments, non-current	905,368	630,351	442,991
More than 1 year but less than 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	373,712	251,844	176,047
Total minimum lease payments, non-current	403,679	259,948	188,172
More than 2 years but less than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	350,181	227,048	188,031
Total minimum lease payments, non-current	399,187	260,188	215,398
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Present value of the minimum lease payments, noncurrent	74,093	77,909	28,990
Total minimum lease payments, non-current	¥ 102,502	¥ 110,215	¥ 39,421